Filed under Rule 497(e)
File No. 002-83631

VALIC COMPANY I

Supplement to the Statement of Additional Information dated October 1, 2013

Effective May 20, 2014, all reference to Donna Handel in the Statement of Additional Information is deleted in its entirety.

Please retain this supplement for your future reference.

Date: May 28, 2014